Equity (Details) - Schedule of Issued and Outstanding Share Capital	6 Months Ended
Jun. 30, 2024 shares
Disclosure of classes of share capital [line items]
Balance at January 1, 2024	706,683
Issuance of share capital – in respect of Standby Equity Purchase Agreement (Note 6j)	980,452
Shares issued to consultants (Note 6e)	5,869
Issuance of share in respect of exercise of pre-funded October 2023 Warrants (Note 6i)	1,893,100
Balance at June 30, 2024	3,586,104